Operating Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Finance Lease And Operating Lease By Lessor [Abstract]
Future Aggregate Minimum Lease Payments Under Non-cancellable Operating Leases

The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Within one year	$2,811	$2,918
Longer than one year but within five years	5,450	5,796
Longer than five years	960	779
	$9,221	$9,493

Future Aggregate Minimum Lease Collection Under Non-cancellable Operating Leases

The future aggregate minimum lease collection under non-cancellable operating leases are as follows:

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Within one year	$427	$353
Longer than one year but within five years	600	659
Longer than five years	321	243
	$1,348	$1,255